Capital Management - Total Capital (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Entity Information [Line Items]
Borrowings	$ 8,171	$ 6,179
Equity	25,492	26,129
Shares
Entity Information [Line Items]
Equity	22,293	23,318
Participating account
Entity Information [Line Items]
Equity	696	496
Non-controlling interests
Entity Information [Line Items]
Equity	264	76	$ 161
Contractual service margin	14,492	13,366
Preferred shares | Shares
Entity Information [Line Items]
Equity	2,239	2,239
Subordinated debt
Entity Information [Line Items]
Borrowings	8,171	6,179
Total capital	48,355	45,874
Innovative capital instruments
Entity Information [Line Items]
Borrowings	$ 200	$ 200